Income tax and deferred taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	$ 175,361	$ (205,283)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(5,758)	(27,407)
Deferred taxes related to items credited (charged) directly to equity	2,292	2,515
Total increases (decreases) in deferred tax liabilities (assets)	8,050	(29,922)
Deferred tax liability (asset) at end of period	(183,411)	175,361
Unrealized loss [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(75,832)	(68,544)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(6,243)	(7,288)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(6,243)	(7,288)
Deferred tax liability (asset) at end of period	(82,075)	(75,832)
Property, plant and equipment and capitalized interest [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	196,843	211,374
Deferred tax expense (benefit) recognized in profit (loss) for the year	324	(14,531)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	324	(14,531)
Deferred tax liability (asset) at end of period	197,167	196,843
Facility closure provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(4,280)	(3,469)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(3,033)	(811)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(3,033)	(811)
Deferred tax liability (asset) at end of period	(7,313)	(4,280)
Manufacturing expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	103,760	102,748
Deferred tax expense (benefit) recognized in profit (loss) for the year	2,660	1,012
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	2,660	1,012
Deferred tax liability (asset) at end of period	106,420	103,760
Staff severance indemnities, unemployment insurance [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	5,679	6,792
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,007	(667)
Deferred taxes related to items credited (charged) directly to equity	(686)	(446)
Total increases (decreases) in deferred tax liabilities (assets)	321	(1,113)
Deferred tax liability (asset) at end of period	6,000	5,679
Vacation accrual [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(5,155)	(4,887)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(436)	(268)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(436)	(268)
Deferred tax liability (asset) at end of period	(5,591)	(5,155)
Inventory provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(28,155)	(25,172)
Deferred tax expense (benefit) recognized in profit (loss) for the year	4,270	(2,983)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	4,270	(2,983)
Deferred tax liability (asset) at end of period	(23,885)	(28,155)
Materials provision [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(6,239)	(7,107)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(1,743)	868
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,743)	868
Deferred tax liability (asset) at end of period	(7,982)	(6,239)
Forwards [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(2,169)	(624)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(514)	(1,545)
Deferred taxes related to items credited (charged) directly to equity	2,683	0
Total increases (decreases) in deferred tax liabilities (assets)	2,169	(1,545)
Deferred tax liability (asset) at end of period	0	(2,169)
Employee benefits [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(3,309)	(2,317)
Deferred tax expense (benefit) recognized in profit (loss) for the year	620	(992)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	620	(992)
Deferred tax liability (asset) at end of period	(2,689)	(3,309)
Research and development expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	2,216	3,501
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,317	(1,285)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,317	(1,285)
Deferred tax liability (asset) at end of period	3,533	2,216
Provision for legal complaints and expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(4,013)	(5,243)
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,467	1,230
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,467	1,230
Deferred tax liability (asset) at end of period	(2,546)	(4,013)
Loan approval expenses [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	2,337	2,670
Deferred tax expense (benefit) recognized in profit (loss) for the year	1,519	(333)
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	1,519	(333)
Deferred tax liability (asset) at end of period	3,856	2,337
Junior mining companies valued based on stock price [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	976	2,474
Deferred tax expense (benefit) recognized in profit (loss) for the year	0	0
Deferred taxes related to items credited (charged) directly to equity	311	(1,498)
Total increases (decreases) in deferred tax liabilities (assets)	311	(1,498)
Deferred tax liability (asset) at end of period	1,287	976
Royalties [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	3,278	4,084
Deferred tax expense (benefit) recognized in profit (loss) for the year	(1,905)	(795)
Deferred taxes related to items credited (charged) directly to equity	(16)	(11)
Total increases (decreases) in deferred tax liabilities (assets)	(1,921)	(806)
Deferred tax liability (asset) at end of period	1,357	3,278
Tax loss benefit [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(1,124)	(1,437)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(1,172)	313
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(1,172)	313
Deferred tax liability (asset) at end of period	(2,296)	(1,124)
Other deferred tax assets [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(5,005)	(5,002)
Deferred tax expense (benefit) recognized in profit (loss) for the year	7,026	(64)
Deferred taxes related to items credited (charged) directly to equity	0	61
Total increases (decreases) in deferred tax liabilities (assets)	7,026	(3)
Deferred tax liability (asset) at end of period	2,021	(5,005)
Foreign items other [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(259)	(305)
Deferred tax expense (benefit) recognized in profit (loss) for the year	(52)	46
Deferred taxes related to items credited (charged) directly to equity	0	0
Total increases (decreases) in deferred tax liabilities (assets)	(52)	46
Deferred tax liability (asset) at end of period	(311)	(259)
Accounts Receivable [Member]
Statement [Line Items]
Deferred tax assets and liabilities, net opening balance	(4,188)	(4,253)
Deferred tax expense (benefit) recognized in profit (loss) for the year	646	686
Deferred taxes related to items credited (charged) directly to equity	0	(621)	[1]
Total increases (decreases) in deferred tax liabilities (assets)	646	65
Deferred tax liability (asset) at end of period	$ (3,542)	$ (4,188)

[1]	This corresponds to the adjustment to the beginning balance of the impairment provision for receivables against other reserves.